RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE	6 Months Ended
Jun. 30, 2025
Right-of-use Rou Assets And Lease Payable
RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE

7. RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE

The right-of-use assets relate to leases of industrial lands in Singapore, certain plant and machinery, furniture and fittings and motor vehicles under a number of leases.

The Company recognized operating lease ROU assets and lease liabilities as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Right-of-use assets	2,592	2,592	2,038
Less: accumulated amortization	(960)	(1,066)	(838)
Operating lease ROU asset, net	1,632	1,526	1,200

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Operating lease liabilities
Current portion	292	233	183
Non-current portion	986	891	701
Total	1,278	1,124	884

The operating lease ROU asset with a carrying amount of SGD739 thousand and SGD709 thousand (US$554 thousand) is pledged to a bank to secure bank loans (Note 9) as of December 31, 2024 and June 30, 2025, respectively.

As of June 30, 2025, future minimum lease payments under the non-cancelable operating leases are as follows:

Future payment	SGD’000	USD’000
2026	235	185
2027	163	128
2028	74	58
2029	29	23
2030	30	24
Thereafter	593	466
Total	1,124	884

The following summarizes other supplemental information about the Company’s operating lease as of June 30, 2025:

Weighted average discount rate	4.33%
Weighted average remaining lease term (years)	11